ACQUISITIONS/DIVESTITURES - Discontinued Operations Financial Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement Disclosures
Provision/(benefit) for income taxes		$ (2)	$ (117)	$ (1,617)
Loss from discontinued operations, net of tax		(9)	(174)	(3,729)
Microelectronics business | Discontinued Operations, Disposed of by Means Other than Sale
Income Statement Disclosures
Total revenue		0	720	1,335
Loss from discontinued operations, before tax		(11)	(175)	(619)
Loss on disposal, before tax	$ (4,700)		(116)	(4,726)
Total loss from discontinued operations, before income taxes		(11)	(291)	(5,346)
Provision/(benefit) for income taxes		(2)	(117)	(1,617)
Loss from discontinued operations, net of tax		$ (9)	$ (174)	$ (3,729)